Vessels, Net - Schedule of Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vessel Cost
Beginning balance	$ 1,638,239	$ 1,551,605
Transfer from Advances for vessels	39,937	148,368
Vessels sale	(53,768)	(61,734)
Ending balance	1,624,408	1,638,239
Accumulated Depreciation
Beginning balance	(493,921)	(460,087)
Vessels sale	34,975	24,301
Depreciation	(59,878)	(58,135)
Ending balance	(518,824)	(493,921)
Net Book Value
Beginning balance	1,144,318	1,091,518
Transfer from Advances for vessels	39,937	148,368
Vessels sale	(18,793)	(37,433)
Depreciation	(59,878)	(58,135)
Ending balance	$ 1,105,584	$ 1,144,318